Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Income tax expense	$ 147,592	$ 7,330
Mali
Income Tax [Line Items]
Income tax expense	97,399	(22,155)
Namibia
Income Tax [Line Items]
Income tax expense	18,814	13,492
Philippines
Income Tax [Line Items]
Income tax expense	14,812	12,493
Nicaragua
Income Tax [Line Items]
Income tax expense	15,231	4,440
Canada
Income Tax [Line Items]
Income tax expense	0	(188)
Other
Income Tax [Line Items]
Income tax expense	$ 1,336	$ (752)